Fair value of option grant assumptions (Details)	Oct. 01, 2012	Sep. 01, 2012	Dec. 31, 2011
Fair value of option grant assumptions (Details)
Risk free interest rate.	0.25%	0.80%	0.97%
Expected life (years)	5.75	6.5	6.5
Dividend yield rate	0.00%	0.00%	0.00%
Volatility rate	147.00%	153.00%	32.00%